Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2024	Jul. 01, 2024	Apr. 01, 2024	Jan. 01, 2024	Oct. 01, 2023	Jul. 01, 2023	Apr. 01, 2023	Jan. 01, 2023	Oct. 01, 2022	Jul. 01, 2022	Apr. 01, 2022	Jan. 01, 2022	Oct. 01, 2021	Jul. 01, 2021	Apr. 01, 2021	Jan. 01, 2021	Oct. 01, 2020	Jul. 01, 2020	Apr. 01, 2020	Jan. 01, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The Company’s compensation objectives and philosophy, which are discussed above, are designed to reward the contributions of its NEOs to the Company’s financial performance and provide compensation which is sufficient to attract and retain individuals who are motivated to contribute to the Company’s financial performance. To achieve these goals, the Company has implemented incentive plans which tie a significant portion of each NEOs compensation to pre-determined financial goals.
For the years ended December 31, 2024, and December 31, 2023, the most important financial performance measure used by the Company to link executive compensation actually paid to the executive officers was Adjusted EBITDA which is described in the accompanying footnotes below. For the years ended December 31, 2022, 2021 and 2020, the most important financial performance measure used by the Company to link executive compensation actually paid to the executive officers was Operating Results, which is described in the accompanying footnotes below.
The following table summarizes the executive compensation earned by the Company’s Principal Executive Officer (“PEO”), and other Named Executive Officers, the executive compensation actually paid to the Company’s PEO and other NEOs, and certain financial performance measures of the Company for the years ended December 31, 2024, 2023, 2022, 2021, and 2020.

Year(1)	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(5) ($)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($)	Average Compensation Actually Paid to non-PEO NEOs(5) ($)	Value of Initial Fixed $100 Investment Based on		Net Income(2) ($)	Operating Results(3) ($)	Adjusted EBITDA(6) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return(4) ($)
2024	$3,636,676	$3,512,156	$1,807,805	$1,750,070	74	121	$45,600,000	$36,912,000	$81,768,000
2023	$3,372,377	$3,822,626	$1,722,785	$1,865,290	77	120	$37,220,000	$36,265,000	$77,717,000
2022	$2,408,584	$1,859,559	$1,122,465	$920,090	67	117	$43,407,000	$35,034,000	$73,661,000
2021	$4,143,576	$3,275,545	$1,454,841	$1,110,753	79	121	$57,924,000	$40,842,000	$73,780,000
2020	$2,961,147	$2,446,657	$1,056,375	$829,949	100	100	$52,491,000	$38,435,000	$70,017,000

1)
The PEO is Christopher J. Reading for each of the years presented. The non-PEO NEOs for are Carey P. Hendrickson, Eric J. Williams, Graham D. Reeve, and Richard Binstein for the years 2024, 2023 and 2022, Carey P. Hendrickson, Eric J. Williams, Glenn D. McDowell, and Graham D. Reeve for 2021 and Carey P. Hendrickson, Lawrance W. MacAfee, Glenn D. McDowell, and Graham D. Reeve for 2020.

2)	Net income includes earnings attributable to non-controlling interests.
3)
Operating Results, a non-GAAP measure, equals net income attributable to Company stockholders less, changes in revaluation of a put-right liability, any relief funds, clinic closure costs, changes in fair value of contingent earn-out consideration, business acquisition related costs, non-cash impairment charges and any allocations to non-controlling interests, all net of taxes. Operating Results per share also excludes the impact of the revaluation of redeemable non-controlling interest and the associated tax impact.

4)
On August 14, 2012, our common stock began trading on the NYSE. The Total Shareholder Return assumes that $100 was invested in our common stock and the common stock on each of the companies listed on The NYSE Healthcare Index (the Company’s Peer Group), on December 31, 2020 and that any dividends were reinvested.

5)	For a computation of compensation actually paid to the PEO and average compensation actually paid to non-PEO NEOs, please refer to the subsequent table.
6)
Adjusted EBITDA, a non-GAAP measure, is defined as net income attributable to the Company stockholders before interest income, interest expense, taxes, depreciation, amortization, change in fair value of contingent earn-out consideration, payments received from the federal government under the Corona virus Aid, Relief and Economic Security Act, changes in revaluation of put-right liability, equity-based awards compensation expense, clinic closure costs, non-cash impairment charges, business acquisition related costs and other income and related portions for non-controlling interests.

The following table outlines the adjustments made to the compensation earned by the PEO and other NEOs, as presented in the Summary Compensation Table on page 30, to derive the compensation actually paid to the PEO and other NEOs.

	Adjustments
Year	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Changes in Fair Value of Restricted Stock in Prior Years that Vested During the Year ($)(2)(3)	Dividends paid on Unvested Restricted Stock Awards During the Fiscal Year ($)(4)	Compensation Actually Paid ($)
PEO
2024	$3,636,676	$1,888,440	$1,796,378	$(114,023)	$25,217	$56,348	$3,512,156
2023	$3,372,377	$1,632,482	$1,508,868	$288,036	$235,956	$49,871	$3,822,626
2022	$2,408,584	$1,016,800	$810,300	$(411,395)	$22,404	$46,466	$1,859,559
2021	$4,143,576	$2,120,100	$1,911,000	$(613,844)	$(81,371)	$36,284	$3,275,545
2020	$2,961,147	$1,533,056	$1,346,800	$180,251	$(518,261)	$9,776	$2,446,657
Non-PEO NEOs
2024	$1,807,805	$849,798	$808,370	$(51,114)	$10,309	$24,498	$1,750,070
2023	$1,722,785	$816,241	$754,434	$108,759	$76,874	$18,679	$1,865,290
2022	$1,122,465	$444,850	$354,506	$(132,671)	$5,768	$14,872	$920,090
2021	$1,454,841	$706,539	$537,469	$(157,849)	$(26,493)	$9,325	$1,110,753
2020	$1,056,375	$484,122	$447,571	$63,051	$(256,345)	$3,419	$829,949

(1)
Represents the grant date fair value of restricted stock awards earned and as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. These shares were issued in March of the succeeding year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are earned but not issued and therefore deemed outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $88.71, $93.14, $81.03, $95.55, and $120.25 as of December 31, 2024, 2023, 2022, 2021, and 2020, respectively. The closing market price of our stock when the PEO and other NEOs’ restricted stock awards vested was $93.14 on January 1, 2024, $112.15 on April 1, 2024, $91.31 on July 1, 2024, $82.99 on October 1, 2024, $81.03 on January 1, 2023, $97.91 on April 1, 2023, $121.39 on July 1, 2023, $91.73 on October 1, 2023, $95.55 on January 1, 2022, $103.76 on April 1, 2022, $112.30 on July 1, 2022, $76.02 on October 1, 2022, $120.25 on January 1, 2021, $110.21 on April 1, 2021, $119.34 on July 1, 2021, $111.55 on October 1, 2021, $114.35 on January 1, 2020, $59.00 on April 1, 2020, $81.02 on July 1, 2020 and $86.88 on October 1, 2020.

(4)
Includes dividends paid and declared on outstanding and unvested shares as of December 31, 2024, 2023, 2022, 2021 and 2020. Dividends declared per common share were $1.76, $1.72, $1.64, $1.46, and $0.32 for the fiscal years ended December 31, 2023, 2022, 2021 and 2020, respectively.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
1)
The PEO is Christopher J. Reading for each of the years presented. The non-PEO NEOs for are Carey P. Hendrickson, Eric J. Williams, Graham D. Reeve, and Richard Binstein for the years 2024, 2023 and 2022, Carey P. Hendrickson, Eric J. Williams, Glenn D. McDowell, and Graham D. Reeve for 2021 and Carey P. Hendrickson, Lawrance W. MacAfee, Glenn D. McDowell, and Graham D. Reeve for 2020.

Peer Group Issuers, Footnote
4)
On August 14, 2012, our common stock began trading on the NYSE. The Total Shareholder Return assumes that $100 was invested in our common stock and the common stock on each of the companies listed on The NYSE Healthcare Index (the Company’s Peer Group), on December 31, 2020 and that any dividends were reinvested.

PEO Total Compensation Amount	$ 3,636,676	$ 3,372,377	$ 2,408,584	$ 4,143,576	$ 2,961,147
PEO Actually Paid Compensation Amount	$ 3,512,156	3,822,626	1,859,559	3,275,545	2,446,657
Adjustment To PEO Compensation, Footnote
5)	For a computation of compensation actually paid to the PEO and average compensation actually paid to non-PEO NEOs, please refer to the subsequent table.
The following table outlines the adjustments made to the compensation earned by the PEO and other NEOs, as presented in the Summary Compensation Table on page 30, to derive the compensation actually paid to the PEO and other NEOs.

	Adjustments
Year	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Changes in Fair Value of Restricted Stock in Prior Years that Vested During the Year ($)(2)(3)	Dividends paid on Unvested Restricted Stock Awards During the Fiscal Year ($)(4)	Compensation Actually Paid ($)
PEO
2024	$3,636,676	$1,888,440	$1,796,378	$(114,023)	$25,217	$56,348	$3,512,156
2023	$3,372,377	$1,632,482	$1,508,868	$288,036	$235,956	$49,871	$3,822,626
2022	$2,408,584	$1,016,800	$810,300	$(411,395)	$22,404	$46,466	$1,859,559
2021	$4,143,576	$2,120,100	$1,911,000	$(613,844)	$(81,371)	$36,284	$3,275,545
2020	$2,961,147	$1,533,056	$1,346,800	$180,251	$(518,261)	$9,776	$2,446,657
Non-PEO NEOs
2024	$1,807,805	$849,798	$808,370	$(51,114)	$10,309	$24,498	$1,750,070
2023	$1,722,785	$816,241	$754,434	$108,759	$76,874	$18,679	$1,865,290
2022	$1,122,465	$444,850	$354,506	$(132,671)	$5,768	$14,872	$920,090
2021	$1,454,841	$706,539	$537,469	$(157,849)	$(26,493)	$9,325	$1,110,753
2020	$1,056,375	$484,122	$447,571	$63,051	$(256,345)	$3,419	$829,949

(1)
Represents the grant date fair value of restricted stock awards earned and as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. These shares were issued in March of the succeeding year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are earned but not issued and therefore deemed outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $88.71, $93.14, $81.03, $95.55, and $120.25 as of December 31, 2024, 2023, 2022, 2021, and 2020, respectively. The closing market price of our stock when the PEO and other NEOs’ restricted stock awards vested was $93.14 on January 1, 2024, $112.15 on April 1, 2024, $91.31 on July 1, 2024, $82.99 on October 1, 2024, $81.03 on January 1, 2023, $97.91 on April 1, 2023, $121.39 on July 1, 2023, $91.73 on October 1, 2023, $95.55 on January 1, 2022, $103.76 on April 1, 2022, $112.30 on July 1, 2022, $76.02 on October 1, 2022, $120.25 on January 1, 2021, $110.21 on April 1, 2021, $119.34 on July 1, 2021, $111.55 on October 1, 2021, $114.35 on January 1, 2020, $59.00 on April 1, 2020, $81.02 on July 1, 2020 and $86.88 on October 1, 2020.

(4)
Includes dividends paid and declared on outstanding and unvested shares as of December 31, 2024, 2023, 2022, 2021 and 2020. Dividends declared per common share were $1.76, $1.72, $1.64, $1.46, and $0.32 for the fiscal years ended December 31, 2023, 2022, 2021 and 2020, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 1,807,805	1,722,785	1,122,465	1,454,841	1,056,375
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,750,070	1,865,290	920,090	1,110,753	829,949
Adjustment to Non-PEO NEO Compensation Footnote
5)	For a computation of compensation actually paid to the PEO and average compensation actually paid to non-PEO NEOs, please refer to the subsequent table.
The following table outlines the adjustments made to the compensation earned by the PEO and other NEOs, as presented in the Summary Compensation Table on page 30, to derive the compensation actually paid to the PEO and other NEOs.

	Adjustments
Year	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Changes in Fair Value of Restricted Stock in Prior Years that Vested During the Year ($)(2)(3)	Dividends paid on Unvested Restricted Stock Awards During the Fiscal Year ($)(4)	Compensation Actually Paid ($)
PEO
2024	$3,636,676	$1,888,440	$1,796,378	$(114,023)	$25,217	$56,348	$3,512,156
2023	$3,372,377	$1,632,482	$1,508,868	$288,036	$235,956	$49,871	$3,822,626
2022	$2,408,584	$1,016,800	$810,300	$(411,395)	$22,404	$46,466	$1,859,559
2021	$4,143,576	$2,120,100	$1,911,000	$(613,844)	$(81,371)	$36,284	$3,275,545
2020	$2,961,147	$1,533,056	$1,346,800	$180,251	$(518,261)	$9,776	$2,446,657
Non-PEO NEOs
2024	$1,807,805	$849,798	$808,370	$(51,114)	$10,309	$24,498	$1,750,070
2023	$1,722,785	$816,241	$754,434	$108,759	$76,874	$18,679	$1,865,290
2022	$1,122,465	$444,850	$354,506	$(132,671)	$5,768	$14,872	$920,090
2021	$1,454,841	$706,539	$537,469	$(157,849)	$(26,493)	$9,325	$1,110,753
2020	$1,056,375	$484,122	$447,571	$63,051	$(256,345)	$3,419	$829,949

(1)
Represents the grant date fair value of restricted stock awards earned and as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. These shares were issued in March of the succeeding year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are earned but not issued and therefore deemed outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $88.71, $93.14, $81.03, $95.55, and $120.25 as of December 31, 2024, 2023, 2022, 2021, and 2020, respectively. The closing market price of our stock when the PEO and other NEOs’ restricted stock awards vested was $93.14 on January 1, 2024, $112.15 on April 1, 2024, $91.31 on July 1, 2024, $82.99 on October 1, 2024, $81.03 on January 1, 2023, $97.91 on April 1, 2023, $121.39 on July 1, 2023, $91.73 on October 1, 2023, $95.55 on January 1, 2022, $103.76 on April 1, 2022, $112.30 on July 1, 2022, $76.02 on October 1, 2022, $120.25 on January 1, 2021, $110.21 on April 1, 2021, $119.34 on July 1, 2021, $111.55 on October 1, 2021, $114.35 on January 1, 2020, $59.00 on April 1, 2020, $81.02 on July 1, 2020 and $86.88 on October 1, 2020.

(4)
Includes dividends paid and declared on outstanding and unvested shares as of December 31, 2024, 2023, 2022, 2021 and 2020. Dividends declared per common share were $1.76, $1.72, $1.64, $1.46, and $0.32 for the fiscal years ended December 31, 2023, 2022, 2021 and 2020, respectively.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Pay and TSR
The graph below illustrates the relationship between compensation actually paid to the PEO and other NEOs, the cumulative total stockholder return (“TSR”) on $100 invested in the Company at the close of the market on December 31, 2020, with dividends being reinvested on the date paid through December 31, 2024, and the cumulative TSR of the NYSE Health Care Index. The NYSE Health Care Index TSR is calculated in a similar manner as the Company’s TSR.

Compensation Actually Paid vs. Net Income	Relationship between Pay and Net Income The graph below illustrates the relationship between compensation actually paid to the PEO and other NEOs and the Company’s net income.
Compensation Actually Paid vs. Company Selected Measure	Relationship between Pay and Adjusted EBITDA The graph below illustrates the relationship between compensation actually paid to the PEO and other NEOs and the Company’s Adjusted EBITDA.
Total Shareholder Return Vs Peer Group
Relationship between Pay and TSR
The graph below illustrates the relationship between compensation actually paid to the PEO and other NEOs, the cumulative total stockholder return (“TSR”) on $100 invested in the Company at the close of the market on December 31, 2020, with dividends being reinvested on the date paid through December 31, 2024, and the cumulative TSR of the NYSE Health Care Index. The NYSE Health Care Index TSR is calculated in a similar manner as the Company’s TSR.

Tabular List, Table
For the years ended December 31, 2024, and December 31, 2023, the most important financial performance measure used by the Company to link executive compensation actually paid to the executive officers was Adjusted EBITDA which is described in the accompanying footnotes below. For the years ended December 31, 2022, 2021 and 2020, the most important financial performance measure used by the Company to link executive compensation actually paid to the executive officers was Operating Results, which is described in the accompanying footnotes below.

Total Shareholder Return Amount	$ 74	77	67	79	100
Peer Group Total Shareholder Return Amount	$ 121	$ 120	$ 117	$ 121	$ 100
Company Selected Measure Amount	81,768,000	77,717,000	73,661,000	73,780,000	70,017,000
PEO Name	Christopher J. Reading	Christopher J. Reading	Christopher J. Reading	Christopher J. Reading	Christopher J. Reading
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 45,600,000	$ 37,220,000	$ 43,407,000	$ 57,924,000	$ 52,491,000
Share Price	$ 88.71	$ 93.14	$ 81.03	$ 95.55	$ 120.25	$ 82.99	$ 91.31	$ 112.15	$ 93.14	$ 91.73	$ 121.39	$ 97.91	$ 81.03	$ 76.02	$ 112.3	$ 103.76	$ 95.55	$ 111.55	$ 119.34	$ 110.21	$ 120.25	$ 86.88	$ 81.02	$ 59	$ 114.35
Common Stock, Dividends, Per Share, Declared	$ 1.76	$ 1.72	$ 1.64	$ 1.46	$ 0.32
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
6)
Adjusted EBITDA, a non-GAAP measure, is defined as net income attributable to the Company stockholders before interest income, interest expense, taxes, depreciation, amortization, change in fair value of contingent earn-out consideration, payments received from the federal government under the Corona virus Aid, Relief and Economic Security Act, changes in revaluation of put-right liability, equity-based awards compensation expense, clinic closure costs, non-cash impairment charges, business acquisition related costs and other income and related portions for non-controlling interests.

Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Relationship between Pay and Operating Results The graph below illustrates the relationship between compensation actually paid to the PEO and other NEOs and the Company’s After-tax Operating Results.
Other Performance Measure, Amount	36,912,000	36,265,000	35,034,000	40,842,000	38,435,000
Name	Operating Results
Non-GAAP Measure Description
3)
Operating Results, a non-GAAP measure, equals net income attributable to Company stockholders less, changes in revaluation of a put-right liability, any relief funds, clinic closure costs, changes in fair value of contingent earn-out consideration, business acquisition related costs, non-cash impairment charges and any allocations to non-controlling interests, all net of taxes. Operating Results per share also excludes the impact of the revaluation of redeemable non-controlling interest and the associated tax impact.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,888,440)	$ (1,632,482)	$ (1,016,800)	$ (2,120,100)	$ (1,533,056)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,796,378	1,508,868	810,300	1,911,000	1,346,800
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,023)	288,036	(411,395)	(613,844)	180,251
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,217	235,956	22,404	(81,371)	(518,261)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,348	49,871	46,466	36,284	9,776
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(849,798)	(816,241)	(444,850)	(706,539)	(484,122)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	808,370	754,434	354,506	537,469	447,571
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,114)	108,759	(132,671)	(157,849)	63,051
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,309	76,874	5,768	(26,493)	(256,345)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,498	$ 18,679	$ 14,872	$ 9,325	$ 3,419